Indemnification assets - Additional Information (Details) € in Millions	3 Months Ended
	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 $ / shares	Mar. 31, 2020 EUR (€) € / shares shares	Jan. 01, 2020 shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) € / shares shares
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ (17.8)
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date			€ 12.0			€ 29.8
Shares held in escrow as a result of indemnification asset (in shares) | shares			618,099	965,528		1,583,627
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)		$ 18.56	€ 16.79		$ 22.37	€ 19.96
Release of indemnified provision	€ (17.8)
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date, acquisitions			€ 5.6			€ 5.6